Average Annual Total Returns - Pioneer Strategic Income Fund	Jan. 20, 2021
BloombergBarclaysUSUniversalIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	7.58%
5 Years	4.87%
10 Years	4.16%
Since Inception	5.17%
Inception Date	Apr. 15, 2099
Class A
Average Annual Return:
1 Year	2.55%
5 Years	4.65%
10 Years	4.18%
Since Inception	6.17%
Inception Date	Apr. 15, 2099
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	1.10%
5 Years	3.31%
10 Years	2.55%
Since Inception	4.02%
Inception Date	Apr. 15, 2099
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.45%
5 Years	2.96%
10 Years	2.51%
Since Inception	3.90%
Inception Date	Apr. 15, 2099
Class C
Average Annual Return:
1 Year	6.66%	[1]
5 Years	4.92%	[1]
10 Years	3.96%	[1]
Since Inception	5.65%	[1]
Inception Date	Apr. 15, 2099	[1]
Class Y
Average Annual Return:
1 Year	7.65%
5 Years	5.94%
10 Years	4.99%
Since Inception	6.14%
Inception Date	Sep. 09, 2004
Class R
Average Annual Return:
1 Year	6.98%
5 Years	5.28%
10 Years	4.32%
Since Inception	6.05%
Inception Date	Apr. 01, 2003
Class K
Average Annual Return:
1 Year	7.77%
5 Years	6.05%
10 Years
Since Inception	4.51%
Inception Date	Dec. 20, 2012

[1]	The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above.